RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
RECEIVABLES AND OTHER CURRENT ASSETS
RECEIVABLES AND OTHER CURRENT ASSETS

	Notes	December 31, 2018	December 31, 2017
Gold receivables		$1.6	$—
Income taxes receivable		4.0	3.2
Receivables from governments[1]		53.4	42.2
Receivables from related parties	37	0.1	0.1
Other receivables		4.1	6.7
Total receivables		63.2	52.2
Prepayment for other assets		2.9	—
Marketable securities	22(a)	0.5	—
Prepaid expenses		11.4	9.6
Derivatives	22(a)	0.1	14.1
		$78.1	$75.9

1	Receivables from governments relate primarily to value added tax.